UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 1/22/07
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $473,381  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                       Market Value
Other  Voting
Issuer                                Class      CUSIP      x 1000
DiscretioQuantityManager Authority

ABBOTT LABORATORIES CMN              COMMON  002824100    7177.9056
Sole   147360   None    Sole
ALTRIA GROUP INC CMN                 COMMON  00209S103   1281.03514
Sole    14927   None    Sole
AMERICAN STATES WATER CO CMN         COMMON  029899101      208.548
Sole     5400   None    Sole
AMGEN INC. CMN                       COMMON  031162100      580.635
Sole     8500   None    Sole
AQUA AMERICA INC CMN                 COMMON  03836W103    474.57502
Sole    20832   None    Sole
ARCHSTONE-SMITH TRUST CMN            COMMON   03958310   1575.68649
Sole    27069   None    Sole
AUTOMATIC DATA PROCESSING INC        COMMON  053015103       128.05
Sole     2600   None    Sole
BAXTER INTERNATIONAL INC CMN         COMMON  071813109       3247.3
Sole    70000   None    Sole
BERKSHIRE HATHAWAY INC CL-A (D       COMMON  084670108       109.99
Sole        1   None    Sole
BERKSHIRE HATHAWAY INC. CLASS        COMMON  084670207      718.536
Sole      196   None    Sole
BOARDWALK PIPELINE PARTNERS LP       COMMON  096627104      4129.88
Sole   134000   None    Sole
BP PLC SPONSORED ADR CMN             COMMON  055622104   14485.4138
Sole   215878   None    Sole
BRISTOL MYERS SQUIBB CO CMN          COMMON  110122108    11412.352
Sole   433600   None    Sole
BUCKEYE GP HOLDINGS L.P. CMN         COMMON  118167105     1217.034
Sole    74300   None    Sole
BUCKEYE PARTNERS LP UNITS CMN        COMMON  118230101      3276.84
Sole    70500   None    Sole
CALIFORNIA WATER SERVICE GROUP       COMMON  130788102       153.52
Sole     3800   None    Sole
CATERPILLAR INC (DELAWARE) CMN       COMMON  149123101    3680.4133
Sole    60010   None    Sole
CHEVRON CORPORATION CMN              COMMON  166764100    3113.9955
Sole    42350   None    Sole
CITIGROUP INC. CMN                   COMMON  172967101    196.45391
Sole     3527   None    Sole
COACH INC CMN                        COMMON  189754104       8699.4
Sole   202500   None    Sole
COCA-COLA CO CMN                     COMMON  191216100        0.965
Sole       20   None    Sole
CONNECTICUT WATER SVC CMN            COMMON  207797101           91
Sole     4000   None    Sole
CONSOLIDATED EDISON INC CMN          COMMON  209115104     12.16171
Sole      253   None    Sole
EAGLE ROCK ENERGY PARTNERS, LP       COMMON  26985R104    1122.6734
Sole    55060   None    Sole
ELI LILLY & CO CMN                   COMMON  532457108    12778.046
Sole   245260   None    Sole
EMERSON ELECTRIC CO. CMN             COMMON  291011104       264.54
Sole     6000   None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN        COMMON  29250X103     1339.376
Sole    27616   None    Sole
ENBRIDGE ENERGY PARTNERS L P C       COMMON  29250R106     3032.546
Sole    61400   None    Sole
ENTERPRISE PRODUCTS PARTNERS C       COMMON  293792107   1780.32834
Sole    61433   None    Sole
EXXON MOBIL CORPORATION CMN          COMMON   30231G10  10231.17782
Sole   133514   None    Sole
GENERAL ELECTRIC CO CMN              COMMON  369604103  21801.56226
Sole   585906   None    Sole
GOLDMAN SACHS GROUP, INC.(THE)       COMMON  38141G104      538.245
Sole     2700   None    Sole
GOOGLE, INC. CMN CLASS A             COMMON  38259P508    349.04384
Sole      758   None    Sole
HARTFORD FINANCIAL SRVCS GROUP       COMMON  416515104    16767.807
Sole   179700   None    Sole
HOSPIRA, INC. CMN                    COMMON  441060100    3920.1292
Sole   116740   None    Sole
JOHNSON & JOHNSON CMN                COMMON  478160104    13223.806
Sole   200300   None    Sole
KIMBERLY CLARK CORP CMN              COMMON  494368103     14772.33
Sole   217400   None    Sole
KINDER MORGAN ENERGY PARTNERS        COMMON  494550106   10860.0796
Sole   226724   None    Sole
KINDER MORGAN MANAGEMENT, LLC        COMMON  49455U100   4697.22872
Sole   102829   None    Sole
LEHMAN BROTHERS HOLDINGS INC C       COMMON  524908100      8046.36
Sole   103000   None    Sole
LOEWS CORP CMN                       COMMON  540424108      17417.4
Sole   420000   None    Sole
MAGELLAN MIDSTREAM PARTNERS LP       COMMON  559080106      3188.36
Sole    82600   None    Sole
MEDCOHEALTH SOLUTIONS, INC. CM       COMMON  58405U102         8684
Sole   162500   None    Sole
MICROSOFT CORPORATION CMN            COMMON  594918104    875.73408
Sole    29328   None    Sole
MIDDLESEX WATER CO CMN               COMMON  596680108    124.85418
Sole     6666   None    Sole
NAVISTAR INTL CORP (NEW) CMN         COMMON  63934E108      0.40116
Sole       12   None    Sole
NIKE CLASS-B CMN CLASS B             COMMON  654106103       1.9806
Sole       20   None    Sole
NORFOLK SOUTHERN CORPORATION C       COMMON  655844108      57.3306
Sole     1140   None    Sole
ONEOK PARTNERS, L.P. LIMITED P       COMMON  68268N103     1558.164
Sole    24600   None    Sole
PEPSICO INC CMN                      COMMON  713448108       225.18
Sole     3600   None    Sole
PFIZER INC. CMN                      COMMON  717081103     29637.37
Sole  1144300   None    Sole
PLAINS ALL AMERICAN PIPELINE L       COMMON  726503105      2682.88
Sole    52400   None    Sole
PROCTER & GAMBLE COMPANY (THE)       COMMON  742718109  21388.99173
Sole   332799   None    Sole
SAFEWAY INC. CMN                     COMMON  786514208      0.06912
Sole        2   None    Sole
SEARS HOLDINGS CORPORATION CMN       COMMON  812350106      403.032
Sole     2400   None    Sole
SIGMA ALDRICH CORP CMN               COMMON  826552101       5440.4
Sole    70000   None    Sole
STANDARD & POORS DEP RCPTS SPD       COMMON   78462F10      396.536
Sole     2800   None    Sole
STARBUCKS CORP. CMN                  COMMON  855244109       141.68
Sole     4000   None    Sole
STATE STREET CORPORATION (NEW)       COMMON  857477103        674.4
Sole    10000   None    Sole
STD & PRS 400 MID-CAP DEP RCPT       COMMON   59563510     417.0975
Sole     2850   None    Sole
SUNOCO LOGISTICS PARTNERS LP C       COMMON  86764L108       606.72
Sole    12000   None    Sole
TC PIPELINES, L.P. CMN               COMMON  87233Q108         4428
Sole   123000   None    Sole
TEPPCO PARTNERS L.P. UNITS REP       COMMON  872384102    1824.0275
Sole    45250   None    Sole
THERMOGENESIS CORP NEW CMN           COMMON  883623209         43.1
Sole    10000   None    Sole
TIFFANY & CO CMN                     COMMON  886547108        784.8
Sole    20000   None    Sole
TIME WARNER INC. CMN                 COMMON  887317105       2613.6
Sole   120000   None    Sole
TOOTSIE ROLL & IND. CMN              COMMON  890516107       9.5484
Sole      292   None    Sole
TOOTSIE ROLL INDS INC CL-B CMN       COMMON   89051620        23.97
Sole      705   None    Sole
UNITEDHEALTH GROUP INC CMN           COMMON  91324P102       107.46
Sole     2000   None    Sole
WALT DISNEY COMPANY (THE) CMN        COMMON  254687106     7837.549
Sole   228700   None    Sole
WILLIAMS PARTNERS L. P. CMN          COMMON  96950F104      1041.03
Sole    26900   None    Sole
WILLIAMS SONOMA INC CMN              COMMON  969904101  149388.4805
Sole  4751542   None    Sole
WITNESS SYS INC CMN                  COMMON  977424100     39.16202
Sole     2234   None    Sole
WYETH CMN                            COMMON  983024100       432.82
Sole     8500   None    Sole
ZIMMER HLDGS INC CMN                 COMMON  98956P102   19388.0768
Sole   247360   None    Sole

                                                        473381.1748